MERRILL LYNCH
MUNICIPAL BOND
FUND, INC.








FUND LOGO








Quarterly Report

September 30, 1996




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Municipal Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

Printed on post-consumer recycled paper



MERRILL LYNCH MUNICIPAL BOND FUND, INC.


Officers and
Directors


Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
Donald C. Burke, Vice President
Peter J. Hayes, Vice President
Kenneth A. Jacob, Vice President
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, New York 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863



DEAR SHAREHOLDER


The Municipal Market
Environment
The tax-exempt bond market continued its relative strong performance during the three months ended September 30, 1996. Long-term uninsured municipal revenue bond yields, as measured by the Bond Buyer Revenue Bond Index, declined an additional 20 basis points (0.20%) to end the September quarter at 6.00%. The economic environment remained little changed in recent months. Economic growth continued to be moderate and inflation was well-contained. The US Treasury bond market remained under greater pressure, and bond yields only marginally improved. At September 30, 1996, the yield on 30-year US Treasury bonds fell 4 basis points to 6.92%.

The municipal bond market improved in recent months largely because of its increasingly strong technical position. The supply of new tax-exempt bond issuance declined during the September quarter. Over the last six months, less than $90 billion in new long-term municipal securities were underwritten, an increase of just 9% versus the comparable period a year earlier. Only $36 billion in tax-exempt securities were issued during the September quarter, a 3% decline compared to the September 30, 1995 quarter. The recent quarterly issuance in some states, such as Michigan or Massachusetts, declined by as much as 35%.

Currently, the future direction of interest rates remains unclear. The Federal Reserve Board's decision to hold interest rates steady in late September temporarily relieved investor fears of rising interest rates for the remainder of 1996. Should economic growth slow further in the upcoming quarter, as expected by the Federal Reserve Board, and inflation remain well-contained, interest rates are poised to decline further. Under such a scenario, municipal bond yields are also likely to decline. Given current levels of expected future supply, the municipal bond market could be expected to perform very well as both retail and institutional inves-tors chase an increasingly scarce commodity.

Portfolio Strategy
Insured and National Portfolios
The Insured and National Portfolios remain committed to portfolio management strategies aimed at achieving a dual purpose of high current income and price stability.During the past quarter, the taxable fixed-income arena was volatile as economic data releases caused weekly investor mood swings. However, this volatility created opportunity in the form of a fairly well-defined trading range between 6.75% and 7.25% for long-term Treasury securities. Municipal bonds conformed to a comparable range and therefore our strategy enabled us to capitalize on trading within these price swings as we await economic news which will provide a clearer direction for interest rates. At this time, we are leaning toward the resolution of ultimately higher interest rates, so as the high end of the range approached we started selling more of our holdings and raising cash reserves. Our purchases to keep the Portfolios invested are generally concentrated in higher-coupon, short-term maturity, more defensive-oriented positions aimed at seeking to protect this year's gains to date. However, should the market maintain its present momentum, we will look to continue the "range trade" attempting to enhance the Fund's net asset valuations.

Limited Maturity Portfolio
Early in the quarter ended September 30, 1996, we increased the Limited Maturity Portfolio's cash reserves and reduced its average portfolio maturity over concerns of economic strength and the possibility of a tighter Federal Reserve Board monetary policy. However, by mid-August we began to extend the average portfolio maturity and reduced cash reserves as supply of short-term municipal bonds began to dwindle and we believed that the Federal Reserve Board policy would remain unchanged at least through the election in November. Portfolio purchases were focused on current coupon higher-quality securities which tend to perform well in volatile periods.

In Conclusion
We appreciate your ongoing interest in Merrill Lynch Municipal Bond Fund, Inc., and we look forward to serving your investment needs and objectives in the months and years to come.

Sincerely,





(Arthur Zeikel)
Arthur Zeikel
President

(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President





(Kenneth A. Jacob)
Kenneth A. Jacob
Vice President and Portfolio Manager





(Peter J. Hayes)
Peter J. Hayes
Vice President and Portfolio Manager




October 18, 1996



PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees for Insured and National Portfolios. Limited Maturity Portfolio incurs a maximum initial sales charge (front-end load) of 1% and bears no ongoing distribution or account maintenance fees.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for Insured and National Portfolios. Limited Maturity Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase. In addition, Insured and National Portfolios are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. All three classes of shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for Insured and National Portfolios. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for Insured and National Portfolios. Limited Maturity Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


PERFORMANCE DATA (continued)

Performance
Summary--
Class A Shares
                  1/1-12/31 Beginning/Ending Net Asset Value        Dividends Paid*                       % Change**

Period                                           Limited                          Limited                           Limited
Covered               Insured     National       Maturity     Insured    National Maturity       Insured   National Maturity
10/21/77--12/31/77  $9.80/9.80       --             --        $ 0.09        --        --         + 0.94%      --        --
1978                 9.80/8.97       --             --          0.48        --        --         - 3.69       --        --
1979++               8.97/8.39  $ 9.60/9.60    $ 9.90/9.88      0.53     $ 0.11     $0.10        - 0.77    + 1.17%    +0.86%
1980                 8.39/6.86    9.60/8.54      9.88/9.74      0.60       0.79      0.64        -11.46    - 3.00     +5.14
1981                 6.86/5.66    8.54/7.34      9.74/9.78      0.65       0.90      0.77        - 8.49    - 3.82     +8.64
1982                 5.66/6.81    7.34/8.71      9.78/9.89      0.67       0.93      0.80        +33.96    +33.16     +9.67
1983                 6.81/6.97    8.71/9.01      9.89/9.76      0.65       0.89      0.67        +12.20    +14.04     +5.57
1984                 6.97/6.88    9.01/8.96      9.76/9.74      0.65       0.90      0.67        + 8.49    +10.00     +6.91
1985                 6.88/7.53    8.96/9.86      9.74/9.75      0.64       0.88      0.63        +19.56    +20.76     +6.71
1986                 7.53/8.18    9.86/10.67     9.75/9.90      0.61(1)    1.01(1)   0.56        +17.24    +19.08     +7.47
1987                 8.18/7.56   10.67/9.76      9.90/9.68      0.68(2)    0.86(2)   0.53(2)     + 0.86    - 0.40     +3.18
1988                 7.56/7.79    9.76/10.11     9.68/9.68      0.57       0.76      0.56        +10.92    +11.71     +5.90
1989                 7.79/7.94   10.11/10.25     9.68/9.74      0.57       0.75      0.59        + 9.49    + 9.11     +6.93
1990                 7.94/7.86   10.25/10.09     9.74/9.72      0.61(3)    0.73      0.60        + 7.07    + 5.85     +6.11
1991                 7.86/8.18   10.09/10.49     9.72/9.88      0.60(4)    0.82(4)   0.54        +12.07    +12.58     +7.39
1992                 8.18/8.27   10.49/10.55     9.88/9.97      0.63(5)    0.89(5)   0.45        + 9.04    + 9.35     +5.62
1993                 8.27/8.60   10.55/10.91     9.97/10.01     0.71(6)    0.94(6)   0.38        +12.85    +12.59     +4.30
1994                 8.60/7.43   10.91/9.40     10.01/9.77      0.60(7)    0.81(7)   0.37        - 6.76    - 6.55     +1.35
1995                 7.43/8.25    9.40/10.44     9.77/9.98      0.45       0.60      0.38        +17.43    +17.83     +6.13
1/1/96--9/30/96      8.25/8.00   10.44/10.24     9.98/9.93      0.32       0.44      0.28        + 1.09    + 2.49     +2.41
                                                              ------     ------     -----
                                                        Total $11.31     $14.01     $9.52

                                                     Cumulative total return as of 9/30/96:   +257.64%** +335.70%** +164.24%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not include sales charges; results would be lower if sales charge was included.
 ++For National and Limited Maturity Portfolios, period covered is from 11/02/79 to 12/31/79.
(1)Includes capital gains of $0.011 and $0.178 for the Insured and National Portfolios, respectively.
(2)Includes capital gains of $0.098, $0.073 and $0.012 for the Insured, National and Limited Maturity Portfolios, respectively.
(3)Includes capital gains of $0.064 for the Insured Portfolio.
(4)Includes capital gains of $0.058 and $0.060 for the Insured and National Portfolios, respectively.
(5)Includes capital gains of $0.084 and $0.130 for the Insured and National Portfolios, respectively.
(6)Includes capital gains of $0.181 and $0.157 for the Insured and National Portfolios, respectively.
(7)Includes capital gains of $0.141 and $0.209 for the Insured and National Portfolios, respectively.


Performance
Summary--
Class B Shares
                  1/1-12/31 Beginning/Ending Net Asset Value        Dividends Paid*                       % Change**

Period                                           Limited                          Limited                           Limited
Covered               Insured     National       Maturity***  Insured    National Maturity***    Insured   National Maturity***
10/21/88--12/31/88  $7.81/7.78  $10.14/10.11        --        $0.11      $0.14        --         + 0.97%   + 1.08%      --
1989                 7.78/7.94   10.11/10.25        --         0.51       0.67        --         + 8.81    + 8.29       --
1990                 7.94/7.86   10.25/10.09        --         0.55(1)    0.66        --         + 6.28    + 5.05       --
1991                 7.86/8.17   10.09/10.49        --         0.54(2)    0.75(2)     --         +11.10    +11.74       --
1992                 8.17/8.27   10.49/10.55   $ 9.93/9.97     0.56(3)    0.81(3)   $0.06        + 8.35    + 8.53     +1.05%
1993                 8.27/8.59   10.55/10.90     9.97/10.01    0.64(4)    0.85(4)    0.35        +11.88    +11.65     +3.93
1994                 8.59/7.43   10.90/9.39     10.01/9.77     0.53(5)    0.73(5)    0.34        - 7.36    - 7.27     +1.03
1995                 7.43/8.24    9.39/10.44     9.77/9.98     0.39       0.52       0.34        +16.41    +17.07     +5.75
1/1/96--9/30/96      8.24/7.99   10.44/10.24     9.98/9.93     0.28       0.38       0.25        + 0.52    + 1.92     +2.14
                                                              -----      -----      -----
                                                        Total $4.11      $5.51      $1.34

                                                       Cumulative total return as of 9/30/96:   +70.48%**  +72.27%**  14.60%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not reflect deduction of any sales charges; results would be lower if sales charge was deducted.
***Limited Maturity Portfolio commenced operations on 11/02/92.
(1)Includes capital gains of $0.064 for the Insured Portfolio.
(2)Includes capital gains of $0.058 and $0.060 for the Insured and National Portfolios, respectively.
(3)Includes capital gains of $0.084 and $0.130 for the Insured and National Portfolios, respectively.
(4)Includes capital gains of $0.181 and $0.157 for the Insured and National Portfolios, respectively.
(5)Includes capital gains of $0.141 and $0.209 for the Insured and National Portfolios, respectively.


Performance
Summary--
Class C Shares
                  1/1-12/31 Beginning/Ending Net Asset Value        Dividends Paid*                       % Change**

Period                                           Limited                          Limited                           Limited
Covered               Insured     National       Maturity     Insured    National Maturity       Insured   National Maturity
10/21/94--12/31/94  $7.68/7.43  $ 9.85/9.40    $ 9.83/9.77    $0.22(1)   $0.31(1)   $0.07        - 0.41%   - 1.39%    +0.11%
1995                 7.43/8.25    9.40/10.44     9.77/10.00    0.38       0.52       0.34        +16.50    +16.89     +5.92
1/1/96--9/30/96      8.25/8.00   10.44/10.24    10.00/9.90     0.28       0.38       0.25        + 0.48    + 1.88     +1.60
                                                              -----      -----      -----
                                                        Total $0.88      $1.21      $0.66

                                                      Cumulative total return as of 9/30/96:   +16.57%**   +17.43%**  +7.74%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not reflect deduction of any sales charges; results would be lower if sales charge was deducted.
(1)Includes capital gains of $0.141 and $0.209 for the Insured and National Portfolios, respectively.


PERFORMANCE DATA (continued)

Performance
Summary--
Class D Shares
                  1/1-12/31 Beginning/Ending Net Asset Value        Dividends Paid*                       % Change**

Period                                           Limited                          Limited                           Limited
Covered               Insured     National       Maturity     Insured    National Maturity       Insured   National Maturity
10/21/94--12/31/94  $7.68/7.43  $ 9.85/9.40    $9.83/9.77     $0.23(1)   $0.32(1)   $0.07        - 0.30%   - 1.29%    +0.13%
1995                 7.43/8.25    9.40/10.45    9.77/9.98      0.43       0.57       0.37        +17.14    +17.65     +6.03
1/1/96--9/30/96      8.25/8.00   10.45/10.25    9.98/9.93      0.31       0.42       0.27        + 0.90    + 2.31     +2.34
                                                              -----      -----      -----
                                                        Total $0.97      $1.31      $0.71

                                                      Cumulative total return as of 9/30/96:   +17.84%**   +18.81%**  +8.65%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not include sales charges; results would be lower if sales charge was included.
(1)Includes capital gains of $0.141 and $0.209 for the Insured and National Portfolios, respectively.



Average Annual
Total Returns

Insured Portfolio

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/96                         +5.81%         +1.58%
Five Years Ended 9/30/96                   +7.10          +6.23
Ten Years Ended 9/30/96                    +7.56          +7.13

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return       % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 9/30/96                         +5.02%         +1.02%
Five Years Ended 9/30/96                   +6.27          +6.27
Inception (10/21/88) through 9/30/96       +6.94          +6.94

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return       % Return
Class C Shares*                        Without CDSC    With CDSC**

Year Ended 9/30/96                         +4.96%         +3.96%
Inception (10/21/94) through 9/30/96       +8.20          +8.20

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/96                         +5.55%         +1.33%
Inception (10/21/94) through 9/30/96       +8.81          +6.55

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.

National Portfolio

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/96                         +7.50%         +3.20%
Five Years Ended 9/30/96                   +7.59          +6.72
Ten Years Ended 9/30/96                    +7.64          +7.20

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return       % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 9/30/96                         +6.79%         +2.80%
Five Years Ended 9/30/96                   +6.78          +6.78
Inception (10/21/88) through 9/30/96       +7.09          +7.09

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payments of applicable contingent deferred sales charge.


                                         % Return       % Return
Class C Shares*                        Without CDSC    With CDSC**

Year Ended 9/30/96                         +6.64%         +5.64%
Inception (10/21/94) through 9/30/96       +8.61          +8.61

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/96                         +7.33%         +3.04%
Inception (10/21/94) through 9/30/96       +9.27          +7.00

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.

Limited Maturity Portfolio

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/96                         +3.92%         +2.88%
Five Years Ended 9/30/96                   +4.42          +4.21
Ten Years Ended 9/30/96                    +5.09          +4.98

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                         % Return       % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 9/30/96                         +3.55%         +2.55%
Inception (11/2/92) through 9/30/96        +3.55          +3.55

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return       % Return
Class C Shares*                        Without CDSC    With CDSC**

Year Ended 9/30/96                         +3.13%         +2.13%
Inception (10/21/94) through 9/30/96       +3.91          +3.91

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/96                         +3.82%         +2.78%
Inception (10/21/94) through 9/30/96       +4.36          +3.82

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.

PERFORMANCE DATA (concluded)

Recent
Performance
Results*
                                                                                    12 Month    3 Month   Standardized
                                                         9/30/96  6/30/96  9/30/95  % Change    % Change  30-Day Yield
Insured Portfolio Class A Shares                         $ 8.00   $ 7.91   $ 7.99     +0.13%      +1.14%       4.89%
Insured Portfolio Class B Shares                           7.99     7.91     7.98     +0.13       +1.01        4.34
Insured Portfolio Class C Shares                           8.00     7.91     7.99     +0.13       +1.14        4.28
Insured Portfolio Class D Shares                           8.00     7.91     7.99     +0.13       +1.14        4.66
National Portfolio Class A Shares                         10.24    10.11    10.10     +1.39       +1.29        5.28
National Portfolio Class B Shares                         10.24    10.11    10.09     +1.49       +1.29        4.74
National Portfolio Class C Shares                         10.24    10.11    10.10     +1.39       +1.29        4.70
National Portfolio Class D Shares                         10.25    10.12    10.10     +1.49       +1.28        5.04
Limited Maturity Portfolio Class A Shares                  9.93     9.91     9.93     +0.00       +0.20        3.81
Limited Maturity Portfolio Class B Shares                  9.93     9.91     9.93     +0.00       +0.20        3.50
Limited Maturity Portfolio Class C Shares                  9.90     9.88     9.93     -0.30       +0.20        3.48
Limited Maturity Portfolio Class D Shares                  9.93     9.91     9.93     +0.00       +0.20        3.72
Insured Portfolio Class A Shares--Total Return                                        +5.81(1)    +2.56(2)
Insured Portfolio Class B Shares--Total Return                                        +5.02(3)    +2.24(4)
Insured Portfolio Class C Shares--Total Return                                        +4.96(5)    +2.35(6)
Insured Portfolio Class D Shares--Total Return                                        +5.55(7)    +2.49(8)
National Portfolio Class A Shares--Total Return                                       +7.50(9)    +2.80(10)
National Portfolio Class B Shares--Total Return                                       +6.79(11)   +2.61(12)
National Portfolio Class C Shares--Total Return                                       +6.64(13)   +2.59(14)
National Portfolio Class D Shares--Total Return                                       +7.33(15)   +2.74(16)
Limited Maturity Portfolio Class A Shares--Total Return                               +3.92(17)   +1.18(4)
Limited Maturity Portfolio Class B Shares--Total Return                               +3.55(18)   +1.09(19)
Limited Maturity Portfolio Class C Shares--Total Return                               +3.13(20)   +1.08(19)
Limited Maturity Portfolio Class D Shares--Total Return                               +3.82(21)   +1.15(22)

   *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 (1)Percent change includes reinvestment of $0.444 per share ordinary income dividends.
 (2)Percent change includes reinvestment of $0.110 per share ordinary income dividends.
 (3)Percent change includes reinvestment of $0.383 per share ordinary income dividends.
 (4)Percent change includes reinvestment of $0.095 per share ordinary income dividends.
 (5)Percent change includes reinvestment of $0.379 per share ordinary income dividends.
 (6)Percent change includes reinvestment of $0.094 per share ordinary income dividends.
 (7)Percent change includes reinvestment of $0.424 per share ordinary income dividends.
 (8)Percent change includes reinvestment of $0.105 per share ordinary income dividends.
 (9)Percent change includes reinvestment of $0.598 per share ordinary income dividends.
(10)Percent change includes reinvestment of $0.150 per share ordinary income dividends.
(11)Percent change includes reinvestment of $0.521 per share ordinary income dividends.
(12)Percent change includes reinvestment of $0.131 per share ordinary income dividends.
(13)Percent change includes reinvestment of $0.516 per share ordinary income dividends.
(14)Percent change includes reinvestment of $0.130 per share ordinary income dividends.
(15)Percent change includes reinvestment of $0.573 per share ordinary income dividends.
(16)Percent change includes reinvestment of $0.144 per share ordinary income dividends.
(17)Percent change includes reinvestment of $0.382 per share ordinary income dividends.
(18)Percent change includes reinvestment of $0.346 per share ordinary income dividends.
(19)Percent change includes reinvestment of $0.086 per share ordinary income dividends.
(20)Percent change includes reinvestment of $0.335 per share ordinary income dividends.
(21)Percent change includes reinvestment of $0.372 per share ordinary income dividends.
(22)Percent change includes reinvestment of $0.093 per share ordinary income dividends.

PORTFOLIO COMPOSITION


For the Quarter Ended September 30, 1996

Insured
Portfolio

Top Ten States*

Texas                                        15.71%
Illinois                                     10.41
Pennsylvania                                  9.28
Florida                                       5.14
New York                                      4.95
Georgia                                       4.76
New Jersey                                    4.20
Massachusetts                                 4.19
Washington                                    3.55
Indiana                                       3.44
                                            -------
Total Top Ten                                65.63
Total Others                                 34.37
                                            -------
Total Portfolio                             100.00%
                                            =======

Net assets as of September 30, 1996 were $2,332,634,384.


Quality Ratings*
(Based on Nationally Recognized Rating Services)

A pie chart illustrating the following percentages:

AAA/Aaa     90%
Other++      8%

[FN]
 *Based on total market value of the Portfolio as of September 30, 1996. ++Temporary investments in short-term municipal securities.


PORTFOLIO COMPOSITION (concluded)

National
Portfolio

Top Ten States*

New York                                     14.23%
Texas                                        11.58
Illinois                                      6.34
Massachusetts                                 5.14
California                                    4.72
Pennsylvania                                  4.36
Michigan                                      4.01
Florida                                       3.42
Georgia                                       3.34
Colorado                                      3.31
                                            -------
Total Top Ten                                60.45
Total Others                                 39.55
                                            -------
Total Portfolio                             100.00%
                                            =======

Net assets as of September 30, 1996 were $1,444,468,460.


Quality Ratings*
(Based on Nationally Recognized Rating Services)

A pie chart illustrating the following percentages:

AAA/Aaa     38%
AA/Aa       23%
A/A          7%
BBB/Baa     20%
BB/Ba        2%
B/B          1%
Other++      4%
NR+++        5%

[FN]
  *Based on total market value of the Portfolio as of September 30, 1996. ++Temporary investments in short-term municipal securities.
+++Not Rated.


Limited Maturity
Portfolio

Top Ten States*

Illinois                                      9.63%
Ohio                                          8.33
Georgia                                       7.93
Utah                                          7.73
Massachusetts                                 7.39
Wisconsin                                     6.67
Texas                                         5.94
Connecticut                                   5.65
New York                                      5.48
Michigan                                      4.01
                                            -------
Total Top Ten                                68.76
Total Others                                 31.24
                                            -------
Total Portfolio                             100.00%
                                            =======

Net assets as of September 30, 1996 were $485,908,469.


Quality Ratings*
(Based on Nationally Recognized Rating Services)

A pie chart illusrating the following percentates:

MIG1++/SP-1   2%
AAA/Aaa     34%
AA/Aa       22%
A/A         11%
BBB/Baa      4%
Other++++   21%
NR+++        6%

[FN]
   *Based on total market value of the Portfolio as of September 30, 1996. ++Highest short-term rating by Moody's Investors Service, Inc.
++++Temporary investments in short-term municipal securities.
 +++Not Rated.